Goldman Sachs Access Investment Grade Corporate Bond ETF Average Annual Total Returns		12 Months Ended	38 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	75 Months Ended	88 Months Ended	91 Months Ended	100 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Goldman Sachs Investment Grade Corporate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.95%				0.33%			2.06%
Bloomberg US Corporate Investment Grade Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.12%				0.30%			1.99%
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	3.71%	(1.91%)	(1.76%)	(0.33%)	1.34%	0.88%	1.01%	0.84%
Goldman Sachs Access Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.79%				0.18%			1.88%
Performance Inception Date	Jun. 06, 2017
Goldman Sachs Access Investment Grade Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.01%)				(1.13%)			0.57%
Goldman Sachs Access Investment Grade Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.05%				(0.41%)			0.89%